NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Supplement dated July 2, 2025
to the Prospectus dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index Fund (collectively, the “Funds”)

Effective immediately, the Prospectus is amended as follows:

1.	The tables under the sections entitled “Portfolio Managers” on pages 8, 11, 14 and 17 of the Prospectus are each deleted in their entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Jennifer Hsui, CFA	Managing Director, Portfolio Manager	Since 2019
Peter Sietsema	Director, Senior Portfolio Manager	Since 2023
Matt Waldron, CFA	Managing Director	Since 2025
Steven White	Director	Since 2025

2.	The information relating to the Funds under the heading “Portfolio Management” on page 31 of the Prospectus is deleted in its entirety and replaced with the following:

Each Fund is managed by a team comprising Jennifer Hsui, CFA, Peter Sietsema, Matt Waldron, CFA and Steven White. This team is responsible for the day-to-day management of the Funds and the selection of the Funds’ investments.

Ms. Hsui is a Managing Director and Chief Investment Officer for Global Portfolio Management within BlackRock's ETF and Index Equity team. Her service with the firm dates back to 2006.

Mr. Sietsema is a Director, Senior Portfolio Manager and a member of BlackRock’s ETF and index investments team. His service with the firm dates back to 2007.

Mr. Waldron is a Managing Director and U.S. Head of International Portfolio Management. His service with the firm dates back to 2011.

Mr. White is a Director and Head of the Active Risk Index ETF team and co-CIO for Index Equity Investments. His service with the firm dates back to 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE